UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Kacela Capital, LLC

Address:    7 Times Square, 25th Floor
            New York, NY 10036

13F File Number: 028-14244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steven DiMartino
Title:      Chief Financial Officer
Phone:      212-634-6402

Signature, Place and Date of Signing:


/s/ Steven DiMartino         New York, New York           February 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: 100,084

                                         (thousands)

List of Other Included Managers:

No.   Form 13F    File Number

(1)   028-14245   Kacela Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2011
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6      COLUMN 7      COLUMN 8

                                                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT PRN CALL  DISCRETION      MNGRS    SOLE      SHARED NONE
--------------                --------------   -----      -------   ------- --- ----  ----------      -----    ----      ------ ----
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    786       51,391 SH        SHARED-DEFINED  (1)       51,391
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    590       38,609 SH        SOLE                      38,609
APPLE INC                     COM             037833100  2,546        6,287 SH        SHARED-DEFINED  (1)        6,287
APPLE INC                     COM             037833100  1,909        4,713 SH        SOLE                       4,713
AVNET INC                     COM             053807103  1,239       39,853 SH        SHARED-DEFINED  (1)       39,853
AVNET INC                     COM             053807103    937       30,147 SH        SOLE                      30,147
BUCKLE INC                    COM             118440106  1,448       35,428 SH        SHARED-DEFINED  (1)       35,428
BUCKLE INC                    COM             118440106  1,086       26,572 SH        SOLE                      26,572
CHEESECAKE FACTORY INC        COM             163072101  1,090       37,143 SH        SHARED-DEFINED  (1)       37,143
CHEESECAKE FACTORY INC        COM             163072101    818       27,857 SH        SOLE                      27,857
COGNEX CORP                   COM             192422103    873       24,403 SH        SHARED-DEFINED  (1)       24,403
COGNEX CORP                   COM             192422103    656       18,317 SH        SOLE                      18,317
COLGATE PALMOLIVE CO          COM             194162103    423        4,577 SH        SHARED-DEFINED  (1)        4,577
COLGATE PALMOLIVE CO          COM             194162103    316        3,423 SH        SOLE                       3,423
COSTCO WHSL CORP NEW          COM             22160K105  1,183       14,200     PUT   SHARED-DEFINED  (1)       14,200
COSTCO WHSL CORP NEW          COM             22160K105    900       10,800     PUT   SOLE                      10,800
COSTCO WHSL CORP NEW          COM             22160K105  1,190       14,287 SH        SHARED-DEFINED  (1)       14,287
COSTCO WHSL CORP NEW          COM             22160K105    893       10,713 SH        SOLE                      10,713
CROCS INC                     COM             227046109    381       25,786 SH        SHARED-DEFINED  (1)       25,786
CROCS INC                     COM             227046109    287       19,414 SH        SOLE                      19,414
DOLLAR TREE INC               COM             256746108  2,442       29,385 SH        SHARED-DEFINED  (1)       29,385
DOLLAR TREE INC               COM             256746108  1,834       22,063 SH        SOLE                      22,063
ELECTRONIC ARTS INC           COM             285512109  1,883       91,389 SH        SHARED-DEFINED  (1)       91,389
ELECTRONIC ARTS INC           COM             285512109  1,413       68,611 SH        SOLE                      68,611
ELECTRONIC ARTS INC           COM             285512109  1,881       91,300     PUT   SHARED-DEFINED  (1)       91,300
ELECTRONIC ARTS INC           COM             285512109  1,415       68,700     PUT   SOLE                      68,700
FTI CONSULTING INC            COM             302941109    606       14,288 SH        SHARED-DEFINED  (1)       14,288
FTI CONSULTING INC            COM             302941109    454       10,712 SH        SOLE                      10,712
GAP INC DEL                   COM             364760108  1,911      103,000     PUT   SHARED-DEFINED  (1)      103,000
GAP INC DEL                   COM             364760108  1,428       77,000     PUT   SOLE                      77,000
GENESCO INC                   COM             371532102    515        8,344 SH        SHARED-DEFINED  (1)        8,344
GENESCO INC                   COM             371532102    386        6,256 SH        SOLE                       6,256
HIBBETT SPORTS INC            COM             428567101    400        8,858 SH        SHARED-DEFINED  (1)        8,858
HIBBETT SPORTS INC            COM             428567101    300        6,642 SH        SOLE                       6,642
HOME DEPOT INC                COM             437076102  1,080       25,693 SH        SHARED-DEFINED  (1)       25,693
HOME DEPOT INC                COM             437076102    812       19,307 SH        SOLE                      19,307
JDS UNIPHASE CORP             COM PAR $0.001  46612J507    132       12,608 SH        SHARED-DEFINED  (1)       12,608
JDS UNIPHASE CORP             COM PAR $0.001  46612J507     99        9,487 SH        SOLE                       9,487
KANSAS CITY SOUTHERN          COM NEW         485170302    684       10,059 SH        SHARED-DEFINED  (1)       10,059
KANSAS CITY SOUTHERN          COM NEW         485170302    513        7,541 SH        SOLE                       7,541
KRAFT FOODS INC               CL A            50075N104    855       22,877 SH        SHARED-DEFINED  (1)       22,877
KRAFT FOODS INC               CL A            50075N104    640       17,123 SH        SOLE                      17,123
LAUDER ESTEE COS INC          CL A            518439104    921        8,200 SH        SHARED-DEFINED  (1)        8,200
LAUDER ESTEE COS INC          CL A            518439104    696        6,200 SH        SOLE                       6,200
LIMITED BRANDS INC            COM             532716107  2,652       65,721 SH        SHARED-DEFINED  (1)       65,721
LIMITED BRANDS INC            COM             532716107  1,988       49,279 SH        SOLE                      49,279
LIMITED BRANDS INC            COM             532716107  2,082       51,600     PUT   SHARED-DEFINED  (1)       51,600
LIMITED BRANDS INC            COM             532716107  1,549       38,400     PUT   SOLE                      38,400
MACYS INC                     COM             55616P104  1,651       51,300     PUT   SHARED-DEFINED  (1)       51,300
MACYS INC                     COM             55616P104  1,229       38,200     PUT   SOLE                      38,200
MACYS INC                     COM             55616P104  1,623       50,446 SH        SHARED-DEFINED  (1)       50,446
MACYS INC                     COM             55616P104  1,257       39,054 SH        SOLE                      39,054
MCDONALDS CORP                COM             580135101  1,485       14,802 SH        SHARED-DEFINED  (1)       14,802
MCDONALDS CORP                COM             580135101  1,123       11,198 SH        SOLE                      11,198
MICHAEL KORS HLDGS LTD        SHS             G60754101  1,126       41,315 SH        SHARED-DEFINED  (1)       41,315
MICHAEL KORS HLDGS LTD        SHS             G60754101    845       31,014 SH        SOLE                      31,014
MICROCHIP TECHNOLOGY INC      COM             595017104    999       27,274 SH        SHARED-DEFINED  (1)       27,274
MICROCHIP TECHNOLOGY INC      COM             595017104    750       20,479 SH        SOLE                      20,479
MICROCHIP TECHNOLOGY INC      COM             595017104  1,480       40,400     PUT   SHARED-DEFINED  (1)       40,400
MICROCHIP TECHNOLOGY INC      COM             595017104  1,110       30,300     PUT   SOLE                      30,300
NCR CORP NEW                  COM             62886E108  1,726      104,837 SH        SHARED-DEFINED  (1)      104,837
NCR CORP NEW                  COM             62886E108  1,294       78,637 SH        SOLE                      78,637
NEWELL RUBBERMAID INC         COM             651229106    747       46,231 SH        SHARED-DEFINED  (1)       46,231
NEWELL RUBBERMAID INC         COM             651229106    557       34,469 SH        SOLE                      34,469
NORDSTROM INC                 COM             655664100  1,024       20,600     PUT   SHARED-DEFINED  (1)       20,600
NORDSTROM INC                 COM             655664100    771       15,500     PUT   SOLE                      15,500
NORDSTROM INC                 COM             655664100  1,796       36,122 SH        SHARED-DEFINED  (1)       36,122
NORDSTROM INC                 COM             655664100  1,351       27,178 SH        SOLE                      27,178
NUTRI SYS INC NEW             COM             67069D108  2,198      169,971 SH        SHARED-DEFINED  (1)      169,971
NUTRI SYS INC NEW             COM             67069D108  1,650      127,602 SH        SOLE                     127,602
COLLECTIVE BRANDS INC         COM             19421W100  1,067       74,222 SH        SHARED-DEFINED  (1)       74,222
COLLECTIVE BRANDS INC         COM             19421W100    802       55,778 SH        SOLE                      55,778
PERRIGO CO                    COM             714290103  1,001       10,283 SH        SHARED-DEFINED  (1)       10,283
PERRIGO CO                    COM             714290103    751        7,717 SH        SOLE                       7,717
RYLAND GROUP INC              COM             783764103  1,187       75,302 SH        SHARED-DEFINED  (1)       75,302
RYLAND GROUP INC              COM             783764103    891       56,531 SH        SOLE                      56,531
SELECT COMFORT CORP           COM             81616X103    979       45,141 SH        SHARED-DEFINED  (1)       45,141
SELECT COMFORT CORP           COM             81616X103    734       33,859 SH        SOLE                      33,859
ULTA SALON COSMETCS & FRAG I  COM             90384S303  1,428       22,000 SH        SHARED-DEFINED  (1)       22,000
ULTA SALON COSMETCS & FRAG I  COM             90384S303  1,071       16,500 SH        SOLE                      16,500
UNION PAC CORP                COM             907818108    399        3,765 SH        SHARED-DEFINED  (1)        3,765
UNION PAC CORP                COM             907818108    300        2,835 SH        SOLE                       2,835
UNITED RENTALS INC            COM             911363109    929       31,455 SH        SHARED-DEFINED  (1)       31,455
UNITED RENTALS INC            COM             911363109    696       23,545 SH        SOLE                      23,545
URBAN OUTFITTERS INC          COM             917047102  1,159       42,058 SH        SHARED-DEFINED  (1)       42,058
URBAN OUTFITTERS INC          COM             917047102  1,199       43,508 SH        SOLE                      43,508
URBAN OUTFITTERS INC          COM             917047102    945       34,300     PUT   SHARED-DEFINED  (1)       34,300
URBAN OUTFITTERS INC          COM             917047102    708       25,700     PUT   SOLE                      25,700
WHOLE FOODS MKT INC           COM             966837106    994       14,281 SH        SHARED-DEFINED  (1)       14,281
WHOLE FOODS MKT INC           COM             966837106    750       10,773 SH        SOLE                      10,773
WMS INDS INC                  COM             929297109  1,817       88,561 SH        SHARED-DEFINED  (1)       88,561
WMS INDS INC                  COM             929297109  1,363       66,439 SH        SOLE                      66,439

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